UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   August 8, 2000

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$350,341,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany                      COM              017175100     5498    32724 SH       SOLE                    32724
American Intl Group            COM              026874107     4493    38239 SH       SOLE                    38239
Baker Hughes                   COM              057224107    23040   720000 SH       SOLE                   720000
Berkley W R Corp               COM              084423102     2605   138928 SH       SOLE                   138928
Citigroup                      COM              172967101    16119   267540 SH       SOLE                   267540
Comcast Cl A Special           COM              200300200    10389   256520 SH       SOLE                   256520
Continental Airlines Class B   COM              210795308      837    17800 SH       SOLE                    17800
Duke Energy                    COM              264399106     1224    21711 SH       SOLE                    21711
EMC Corp                       COM              268648102     7394    96100 SH       SOLE                    96100
Emerson Electric               COM              291011104      241     4000 SH       SOLE                     4000
Equity Office Properties       COM              294741103    11634   422100 SH       SOLE                   422100
Equity Residential Property    COM              29476L107    16153   351150 SH       SOLE                   351150
Exxon Mobil                    COM              30231G102      298     3800 SH       SOLE                     3800
Family Dollar Stores           COM              307000109     2563   131000 SH       SOLE                   131000
Federal National Mortgage      COM              313586109      250     4800 SH       SOLE                     4800
Fidelity National Financial    COM              316326107     8026   438283 SH       SOLE                   438283
Flanders Corp                  COM              338494107      344    94900 SH       SOLE                    94900
Gemstar International Group    COM              G3788V106     9265   150766 SH       SOLE                   150766
Hyperion Solutions Corp        COM              44914M104     6893   212504 SH       SOLE                   212504
Liberty Media Class A / AT&T C COM              001957208    15600   643294 SH       SOLE                   643294
Mapics, Inc.                   COM              564910107     1477   256900 SH       SOLE                   256900
NTL Incorporated               COM              459216107     4258    71107 SH       SOLE                    71107
Nabors Industries              COM              629568106    20615   496000 SH       SOLE                   496000
National Instruments           COM              636518102    17145   393000 SH       SOLE                   393000
Newfield Exploration           COM              651290108    14331   366300 SH       SOLE                   366300
Noble Affiliates Inc.          COM              654894104    25639   688300 SH       SOLE                   688300
Oxford Health                  COM              691471106     8011   336400 SH       SOLE                   336400
Progressive Corp.              COM              743315103    16147   218200 SH       SOLE                   218200
Prosoft Training.com           COM              9307375        767    45606 SH       SOLE                    45606
Rogers Cantel Inc              COM              775102205    14398   428200 SH       SOLE                   428200
Synopsys                       COM              871607107    16203   468800 SH       SOLE                   468800
UnitedHealth Group Inc.        COM              91324P102    26634   310600 SH       SOLE                   310600
Vastar Resources, Inc.         COM              922380100    14146   172250 SH       SOLE                   172250
Waste Management Inc.          COM              94106L109    23911  1258500 SH       SOLE                  1258500
White Mountains Insurance Grou COM              964126106      720     4500 SH       SOLE                     4500
Worldgate                      COM              98156l307     3073   173100 SH       SOLE                   173100